J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Intrepid International Fund

(Institutional Class Shares)

(a series of JPMorgan Trust I)

Supplement dated September 8, 2016

to the Prospectus, Summary Prospectus and

Statement of Additional Information dated March 1, 2016, as supplemented

NOTICE OF LIQUIDATION OF THE INSTITUTIONAL CLASS SHARES OF THE JPMORGAN INTREPID INTERNATIONAL FUND. The Board of Trustees of the JPMorgan Intrepid International Fund (the “Fund”) has approved the liquidation and redemption of the Institutional Class Shares of the Fund on or about December 8, 2016 (the “Liquidation Date”). Unless you have an individual retirement account (“IRA”) where the State Street Bank and Trust (“SSBT”) serves as the custodian, on the Liquidation Date, the Fund shall distribute to its Institutional Class shareholders of record an amount equal to the net asset value as calculated on the Liquidation Date. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date.

If you have a Fund direct IRA account where SSBT serves as custodian, your shares will be exchanged for the Morgan Shares of the JPMorgan U.S. Government Money Market Fund unless you provide alternative direction prior to the Liquidation Date. For all other IRA accounts, the proceeds will be invested based upon guidelines of the applicable plan administrator.

Upon liquidation, shareholders may purchase any class of another J.P. Morgan Fund for which they are eligible with the proceeds of the liquidating distribution.

For taxable shareholders of the Institutional Class Shares of the Fund, the redemption of shares of Institutional Class Shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of the Institutional Class Shares may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Distributions and Taxes” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption.

EFFECTIVE SEPTEMBER 12, 2016, PURCHASES OF INSTITUTIONAL CLASS SHARES OF THE FUND BY NEW SHAREHOLDERS WILL NO LONGER BE ACCEPTED. EFFECTIVE DECEMBER 2, 2016, PURCHASES OF INSTITUTIONAL CLASS SHARES OF THE FUND BY EXISTING SHAREHOLDERS WILL NOT BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-INTPI-I-LIQ-916

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund

(Institutional Class Shares)

(a series of JPMorgan Trust I)

Supplement dated September 8, 2016

to the Prospectus, Summary Prospectus and

Statement of Additional Information dated March 1, 2016, as supplemented

NOTICE OF LIQUIDATION OF THE INSTITUTIONAL CLASS OF THE JPMORGAN INTERNATIONAL OPPORTUNITIES FUND. The Board of Trustees of the JPMorgan International Opportunities Fund (the “Fund”) has approved the liquidation and redemption of the Institutional Class Shares of the Fund on or about December 8, 2016 (the “Liquidation Date”). On the Liquidation Date, the Fund shall distribute to its Institutional Class shareholders of record an amount equal to the net asset value as calculated on the Liquidation Date. Capital gain distributions, if any, may be paid on or prior to the Liquidation Date.

Upon liquidation, shareholders may purchase any class of another J.P. Morgan Fund for which they are eligible with the proceeds of the liquidating distribution.

For taxable shareholders of the Institutional Class Shares of the Fund, the redemption of shares of Institutional Class Shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of the Institutional Class Shares may voluntarily redeem his or her shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Distributions and Taxes” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption.

EFFECTIVE SEPTEMBER 12, 2016, PURCHASES OF INSTITUTIONAL CLASS SHARES OF THE FUND BY NEW SHAREHOLDERS WILL NO LONGER BE ACCEPTED. EFFECTIVE DECEMBER 2, 2016, PURCHASES OF INSTITUTIONAL CLASS SHARES OF THE FUND BY EXISTING SHAREHOLDERS WILL NOT BE ACCEPTED.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-IO-I-LIQ-916